Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Schedule of Estimate Impairment Evaluations (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Brazil [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	36.43%	35.28%
Average margin on CAPEX	21.88%	22.13%
Average pre-tax discount rate (WACC)	10.38%	11.71%
Puerto Rico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	23.86%	23.31%
Average margin on CAPEX	9.89%	8.31%
Average pre-tax discount rate (WACC)	4.81%	4.42%
Dominican Republic [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	48.64%	45.79%
Average margin on CAPEX	18.43%	15.55%
Average pre-tax discount rate (WACC)	17.66%	19.23%
Mexico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	36.33%	35.48%
Average margin on CAPEX	7.93%	8.72%
Average pre-tax discount rate (WACC)	16.30%	16.13%
Ecuador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	39.83%	37.83%
Average margin on CAPEX	11.26%	10.07%
Average pre-tax discount rate (WACC)	24.45%	23.57%
Peru [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	30.29%	29.64%
Average margin on CAPEX	19.95%	16.75%
Average pre-tax discount rate (WACC)	11.52%	13.61%
El Salvador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	45.36%	40.36%
Average margin on CAPEX	22.61%	17.99%
Average pre-tax discount rate (WACC)	18.01%	25.14%
Chile [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	25.91%	22.04%
Average margin on CAPEX	14.99%	12.45%
Average pre-tax discount rate (WACC)	6.62%	6.15%
Colombia [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	45.01%	41.93%
Average margin on CAPEX	17.14%	19.88%
Average pre-tax discount rate (WACC)	20.29%	19.06%
Bottom of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	22.13%	25.59%
Average margin on CAPEX	8.13%	7.34%
Average pre-tax discount rate (WACC)	8.36%	9.06%
Bottom of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	7.90%	9.16%
Average margin on CAPEX	0.61%	0.43%
Average pre-tax discount rate (WACC)	9.97%	7.89%
Top of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	41.51%	52.46%
Average margin on CAPEX	19.40%	14.97%
Average pre-tax discount rate (WACC)	22.08%	19.04%
Top of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	45.91%	48.18%
Average margin on CAPEX	23.96%	23.43%
Average pre-tax discount rate (WACC)	31.63%	24.28%